SUBSEQUENT EVENTS (Details Narrative) - USD ($)																						9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 22, 2025	Oct. 07, 2025	Oct. 06, 2025	Sep. 30, 2025	Jul. 29, 2025	Jul. 10, 2025	Jun. 11, 2025	Jun. 06, 2025	May 30, 2025	May 10, 2025	Apr. 17, 2025	Feb. 28, 2025	Feb. 19, 2025	Feb. 13, 2025	Jan. 31, 2025	Jan. 23, 2025	Jan. 14, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 28, 2025	Mar. 11, 2024	Feb. 09, 2023	Feb. 08, 2023
Issued shares of new common stock												10,000,000
Debt remaining				$ 3,736,909														$ 3,766,257				$ 3,736,909		$ 3,805,387	$ 3,766,257	$ 3,805,387
Debt Instrument, Unamortized Discount				$ 2,143,389														2,275,516				$ 2,143,389		2,451,685	2,275,516	2,451,685
Debt, Current																		176,169					$ 132,127	176,169	$ 176,169	$ 176,169
Debt Instrument, Interest Rate During Period																						10.00%			10.50%	15.50%
Debt Instrument, Convertible, Conversion Price				$ 10																		$ 10
Interest Payable				$ 17,514,986														$ 8,550,804				$ 17,514,986		$ 1,114,496	$ 8,550,804	$ 1,114,496
Proceeds from Bank Debt																						$ 1,950,000	$ 500,000			$ 2,350,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate																		2.00%						7.00%	2.00%	7.00%
Business Combination, Acquisition-Related Cost, Expense								$ 6,923,808
Common Stock, Par or Stated Value Per Share				$ 0.0001														$ 0.0001				$ 0.0001			$ 0.0001
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction								$ 17,011,496
Convertible Notes Payable												$ 100,000,000
Common Stock [Member]
Shares, Outstanding				149,264,925														140,227,818				149,264,925			140,227,818		149,264,925
Focus Impact Partners [Member]
Other Commitments, Description													Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025)
Twain Forbearance Agreement [Member] | NewXCF [Member]
Issued shares of new common stock							4,000,000
Randy Soule [Member]
Equity method investment ownership percentage				100.00%														100.00%				100.00%			100.00%
XCF Global Capital Inc [Member]
Stock Issued During Period, Value, New Issues
Debt Instrument, Interest Rate, Stated Percentage																														10.00%
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 556,401			1,077,444	$ 5,503,633
Debt Instrument, Interest Rate During Period																									10.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities																		625,000	2,725,000	2,500,000	5,000,000
Proceeds from Convertible Debt																								152,383	$ 2,943,599
Stock Issued During Period, Value, Acquisitions																								$ 9,947,828
Common Stock, Par or Stated Value Per Share																		$ 0.001						$ 0.001	$ 0.001	$ 0.001
Business Combination, Preacquisition Contingency, Settlement, Amount																													$ 1,750,000,000
Business Combination, Price Per Share																													$ 10.00
Convertible Notes Payable																		$ 5,948,000							$ 5,948,000
XCF Global Capital Inc [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues																								$ 42,500
Shares, Outstanding																		74,999,777						62,329,743	74,999,777	62,329,743
Issued shares of new common stock																								42,500,000
Stock issued during period shares acquisitions																								17,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities																								$ 2,330	$ 12,670
Stock Issued During Period, Shares, Conversion of Convertible Securities																								2,329,743	12,670,034
Stock Issued During Period, Value, Acquisitions																								$ 17,500
Narrow Road Capital Ltd [Member]
Debt instrument face amount										$ 700,000
Proceeds from Convertible Debt										$ 140,000
Debt Conversion, Description										(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Gregory Segars Cribb [Member]
Debt instrument face amount										$ 250,000
Proceeds from Convertible Debt										$ 50,000
Debt Conversion, Description										(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Subsequent Event [Member]
Issued shares of new common stock		480,000
Ground lease description				the amount required to satisfy the amounts owing under the Ground Lease totaled $23,719,746, comprised of (i) $15,671,955 of lease payments and (ii) $8,047,791 of late fees and penalties.
Subsequent Event [Member] | Twain Forbearance Agreement [Member] | NewXCF [Member]
Issued shares of new common stock							4,000,000
Subsequent Event [Member] | Randy Soule [Member]
Equity method investment ownership percentage													100.00%
Subsequent Event [Member] | RESC Renewables [Member]
Debt remaining													$ 118,738,000
Purchase price													$ 1,100,000,000
Stock issued during period shares acquisitions													88,126,200
Subsequent Event [Member] | GL [Member]
Number of equity shares issued													4,406,310
Subsequent Event [Member] | XCF Global Capital Inc [Member]
Stock issued during period shares acquisitions									4,366,598				88,126,200			15,036,170
Number of equity shares issued									82,965,353
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 6,000,000
Business Combination, Description of Acquiree													At closing, the aggregate purchase price of $1.1 billion was reduced by $118,738,000, which represented principal and interest on New Rise’s outstanding debt obligations to a financial institution and two notes payable to XCF.			At closing, the aggregate purchase price of $200,000,000 was reduced by $12,700,000, which represented XCF’s five times liquidation preference for its preferred membership units.
Common Stock, Capital Shares Reserved for Future Issuance													4,406,310
Business Combination, Acquisition-Related Cost, Expense									$ 126,700,000				$ 118,700,000
Subsequent Event [Member] | XCF Global Capital Inc [Member] | Helena [Member]
Debt instrument face amount									$ 2,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									2,840,000
Debt Instrument, Description									(i) the date that is three months from Helena’s disbursement of the loan evidenced by the Helena Note, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by NewCo or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of XCF common stock held by him to Helena, representing the expected number of shares of XCF common stock that will be equal to 2,000,000 shares of NewCo Class A Common Stock (the “Advanced Shares”) as of the closing of the business combination. Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from NewCo and (ii) aggregate net proceeds from the sale of Advanced Shares, NewCo’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If the Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from NewCo, NewCo shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note.
Convertible Notes Payable									$ 400,000
Subsequent Event [Member] | XCF Global Capital Inc [Member] | Common Stock [Member]
Stock issued during period shares acquisitions																3,693,830
Subsequent Event [Member] | XCF Global Capital Inc [Member] | X C F Common Stock [Member]
Stock issued during period shares acquisitions																18,730,000
Number of equity shares issued									87,331,951
Stock Issued During Period, Value, Acquisitions																$ 187,300,000
Subsequent Event [Member] | XCF Global Capital Inc [Member] | Focus Impact Partners [Member]
Other Commitments, Description													Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to March 31, 2025 (pro-rated from February 19, 2025, through and including March 31, 2025).
Subsequent Event [Member] | XCF Global Capital Inc [Member] | New X C F And Helena [Member]
Proceeds from Other Debt						$ 2,249,771
Subsequent Event [Member] | XCF Global Capital Inc [Member] | E L O C Agreement [Member]
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction									$ 50,000,000
Subsequent Event [Member] | XCF Global Capital Inc [Member] | E L O C Agreement [Member] | X C F Common Stock [Member]
Number of equity shares issued									740,000
Subsequent Event [Member] | XCF Global Capital Inc [Member] | E L O C Agreement [Member] | New Co Class A Common Stock [Member]
Number of equity shares issued									500,000
Subsequent Event [Member] | XCF Global Capital Inc [Member] | Randy Soule [Member]
Equity method investment ownership percentage									100.00%
Subsequent Event [Member] | Narrow Road Capital Ltd [Member]
Shares, Outstanding		191,813
Subsequent Event [Member] | Narrow Road Capital Ltd [Member] | XCF Global Capital Inc [Member]
Proceeds from Convertible Debt										$ 700,000
Net proceeds from convertible debt										$ 140,000
Debt Conversion, Description										(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 280,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Narrow Road elected the right to receive the remaining outstanding 279,500 shares associated with the note which were convertible into 191,813 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
Subsequent Event [Member] | Gregory Segars CRIB [Member]
Shares, Outstanding		68,214
Subsequent Event [Member] | Skyfall Capital Ltd [Member]
Debt instrument face amount	$ 560,000
Debt remaining	1,120,000
Debt Instrument, Unamortized Discount	60,000
Proceeds from Other Debt	500,000
Proceeds from (Repayments of) Other Debt	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Subsequent Event [Member] | RESC Renewables [Member]
Debt instrument face amount													$ 100,000,000
Subsequent Event [Member] | RESC Renewables [Member] | XCF Global Capital Inc [Member]
Debt instrument face amount									$ 100,000,000
Subsequent Event [Member] | Encore DEC LLC [Member]
Debt instrument face amount													$ 51,746,680
Subsequent Event [Member] | Encore DEC LLC [Member] | XCF Global Capital Inc [Member]
Debt instrument face amount									$ 51,746,680
Subsequent Event [Member] | Greater Nevada Credit Union Loan [Member]
Debt, Current																												$ 25,302,788
Penalties and late charges																												$ 2,350,030
Subsequent Event [Member] | G L Part S P V I L L C One [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 200,000
Debt Instrument, Interest Rate During Period																	10.00%
Debt Instrument, Convertible, Conversion Price																	$ 0.40
Stock Issued During Period, Shares, Conversion of Convertible Securities																	500,000
Subsequent Event [Member] | G L Part S P V I L L C Two [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 138,333
Debt Instrument, Interest Rate During Period																	10.00%
Debt Instrument, Convertible, Conversion Price																	$ 0.40
Stock Issued During Period, Shares, Conversion of Convertible Securities																	345,833
Subsequent Event [Member] | S K Y M D L L C [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 138,333
Debt Instrument, Interest Rate During Period																	10.00%
Debt Instrument, Convertible, Conversion Price																	$ 0.40
Stock Issued During Period, Shares, Conversion of Convertible Securities																	345,833
Subsequent Event [Member] | Focus Impact Partners L L C [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 150,000
Debt Instrument, Interest Rate During Period																	10.00%
Debt Instrument, Convertible, Conversion Price																	$ 0.40
Stock Issued During Period, Shares, Conversion of Convertible Securities																	375,000
Subsequent Event [Member] | Innovativ Media Group Inc [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities															250,000
Interest Payable															$ 100,000
Debt Instrument, Description											(i) 10 business days from the date of XCF entering into a Qualified Financing Event and receiving proceeds therefrom, unless extended in writing by mutual consent of XCF and Innovativ, or (ii) an event of default (as specified in the Amended Innovativ Promissory Note), if such note is then declared due and payable in writing by Innovativ.
Long-Term Line of Credit											$ 15,000,000
Proceeds from Bank Debt											$ 3,000,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate											12.00%
Interest Expense, Long-Term Debt											$ 60,000
Subsequent Event [Member] | G L Part S P V I L L C [Member] | XCF Global Capital Inc [Member]
Stock issued during period shares acquisitions											5,000,000			200,000
Debt Instrument, Description											(i) 10 business days from the date of XCF entering into a Qualified Financing Event, unless extended in writing by mutual consent of XCF and GL or (ii) an event of default (as specified in the promissory note).
Proceeds from Convertible Debt											$ 2,500,000			$ 1,200,000
Net proceeds from convertible debt											$ 300,000			1,000,000
Unsecured Debt														$ 240,000
Subsequent Event [Member] | Gregory Segars Cribb [Member] | XCF Global Capital Inc [Member]
Proceeds from Convertible Debt										$ 250,000
Net proceeds from convertible debt										$ 50,000
Debt Conversion, Description										(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 100,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Gregory Segars Cribb elected the right to receive the remaining outstanding 99,500 shares associated with the note were convertible into 68,214 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
Subsequent Event [Member] | Focus Impact B Hthree Acquisition [Member] | XCF Global Capital Inc [Member]
Stock issued during period shares acquisitions					750,000
Stock Issued During Period, Value, Acquisitions					$ 7,500,000
Common Class A [Member]
Common Stock, Capital Shares Reserved for Future Issuance				29,349,264																		29,349,264
Common Stock, Par or Stated Value Per Share				$ 0.0001																		$ 0.0001
Common Class A [Member] | XCF Global Capital Inc [Member]
Common Stock, Par or Stated Value Per Share																													0.0001
Common Class A [Member] | Subsequent Event [Member]
Stock Issued During Period, Value, New Issues			$ 5,216,220
Common Class A [Member] | Subsequent Event [Member] | XCF Global Capital Inc [Member]
Payments for Other Fees					$ 200,000
Common Class B [Member] | XCF Global Capital Inc [Member]
Common Stock, Par or Stated Value Per Share																													$ 0.0001